Stock Option Plans and Warrants to Purchase Common Stock - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock (Details) - Stock options	12 Months Ended
Dec. 31, 2023 $ / shares shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Weighted Average Remaining Contractual Life in Years	9 years 3 months
Outstanding Options	906,892
Exercisable Options	306,588
$8.10 - $40.05 [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 0.59
Exercise price, upper limit | $ / shares	$ 40.05
Weighted Average Remaining Contractual Life in Years	9 years 3 months 21 days
Outstanding Options	899,794
Exercisable Options	299,490
$111.00 - $234.00 [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 111.00
Exercise price, upper limit | $ / shares	$ 328.50
Weighted Average Remaining Contractual Life in Years	1 year 6 months 7 days
Outstanding Options	7,098
Exercisable Options	7,098